Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Transactions
Amount paid for services received from related party	€ 8,783	€ 8,265
Balances
Accounts receivable	437		€ 4,061
Accounts payable	€ 18,673		€ 20,863